Subsequent Events	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events
14.	Subsequent Events

(a)
On January 10, 2019, the Compensation Committee granted an aggregate of 144,000 restricted shares of common stock pursuant to the Plan. Of the total 144,000 shares issued, 66,667 shares were granted to the board of directors, 70,666 shares were granted to certain of the Company's employees and 6,667 shares were granted to the sole director of the Company's commercial manager, a non-employee. The fair value of each share on the grant date was $9.15. All the shares will vest over a period of two years. 48,000 shares vested on January 10, 2019, 48,000 shares will vest on October 1, 2019 and 48,000 shares will vest on October 1, 2020.

(b)	On January 31, 2019, the Company and Jelco entered into a supplemental letter with regards to the April 10, 2018 facility in order to extend the final repayment date to April 1, 2019.

(c)
On February 13, 2019, the Company entered into a new loan facility with Amsterdam Trade Bank N.V. in order to (i) refinance the existing indebtedness over the Partnership under the May 24, 2017 facility, as amended and restated thereon and (ii) for general working capital purposes and more specifically for the financing of installation of open loop scrubber systems on the Squireship and Premiership. The loan is divided in Tranche A, relating to the refinancing of the Partnership, and Traches B and C for the financing of the scrubber systems on the Squireship and the Premiership, respectively. Pursuant to the terms of the facility, Tranche A is repayable in sixteen equal quarterly installments being $200 each starting from February 26, 2019 and a balloon payment of $13,190 and each of Tranche B and C in twelve quarterly instalments of $187.5 starting from November 27, 2019. The loan bears interest of LIBOR plus a margin of 4.65% with quarterly interest payments. The loan is secured by a first priority mortgage over the Partnership, a general assignment covering earnings, insurances and requisition compensation over the Partnership, an earnings account pledge, a shares security deed relating to the shares of the vessel’s owning subsidiary, technical and commercial managers' undertakings and charter assignments.

(d)
On February 13, 2019, the Company and Jelco entered into a second amending and restating deed amending and restating the October 4, 2016 facility, as amended and restated thereon, in order to, among other things, (i) extend the final repayment date to June 30, 2020 and (ii) record new second priority securities over the Partnership. A second priority mortgage, a second priority general assignment covering earnings, insurances and requisition compensation over the Partnership and a guarantee issued from the vessel’s owning subsidiary were executed on February 15, 2019.

(e)
On February 13, 2019, the Company and Jelco entered into a supplemental agreement to the May 24, 2017 facility, as amended and restated thereon, in order to, among other things, (i) extend the final repayment date to December 30, 2020 and (ii) record new second priority securities over the Partnership. A second priority mortgage, a second priority general assignment covering earnings, insurances and requisition compensation over the Partnership and a guarantee issued from the vessel’s owning subsidiary were executed on February 15, 2019. On the same date, Jelco entered into a deed of release and fully discharged the previous second priority mortgage over the Partnership and all other securities created in favour of Jelco.

(f)
On February 13, 2019, the Company amended the September 27, 2017 convertible  note issued to Jelco, pursuant to which (i) the maturity date was extended to December 31, 2022, (ii) the aggregate outstanding principal amount shall be repaid on the maturity date, (iii) an option was given to the Company to prepay at any time the whole or any part of the note in a number of fully paid and nonassessable shares in the Company equal to an amount of the note being prepaid divided by a price per share to be agreed with Jelco and (iv) the note was secured by new second priority securities over the Partnership. A second priority mortgage, a second priority general assignment covering earnings, insurances and requisition compensation over the Partnership and a guarantee issued from the vessel’s owning subsidiary were executed on February 15, 2019.

(g)
On February 15, 2019, Amsterdam Trade Bank N.V. entered into a deed of release and fully discharged the $16,390 outstanding balance of the May 24, 2017, as amended, senior secured term loan facility. The first priority mortgage over the Partnership and all other securities created in favour of Amsterdam Trade Bank N.V. were irrevocably and unconditionally released pursuant to the deed of release.

(h)
On March 20, 2019, the Company's common stock began trading on a split-adjusted basis, following a February 26, 2019 approval from the Company's Board of Directors to reverse split the Company's common stock at a ratio of one-for-fifteen. All share and per share amounts disclosed in the consolidated financial statements and notes give effect to this reverse stock split retroactively, for all periods presented.

(i)
In February and March 2019, the Company received approval from the credit committees of certain of its lenders to (i) amend the applicable thresholds of certain financial covenants of its credit facilities until March 31, 2020 and (ii) defer a total of $3,311 of debt installments that were originally scheduled for 2019 to dates falling in 2020 and 2021. The approvals are subject to the completion of definitive documentation.

(j)
In March 2019, the Company reached an in-principle agreement with Jelco for (i) an additional term loan facility in the amount of $7,000 to be provided by Jelco to the Company, the proceeds of which will be used to (a) refinance the Third Jelco Loan Facility with current outstanding balance of $2,000 and (b) for general corporate purposes; (ii) the extension of the maturity of the First Jelco Note to December 31, 2020 and (iii) the extension of the availability of the $3,500 advance under the Second Jelco Note by one more year, to April 10, 2020.  This agreement is subject to completion of definitive documentation.